AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2020
	Shares	Value
Common Stocks - 91.5%
Consumer Discretionary - 20.9%
Dorman Products, Inc.*	23,943	$1,605,857
Extended Stay America, Inc.	713,565	7,984,792
frontdoor, Inc.*	18,728	830,212
Murphy USA, Inc.*	44,165	4,972,537
Polaris, Inc.	67,328	6,231,207
ServiceMaster Global Holdings, Inc.*	113,701	4,057,989
Thor Industries, Inc.[1]	67,919	7,235,411

Total Consumer Discretionary		32,918,005
Consumer Staples - 9.5%
Darling Ingredients, Inc.*	426,742	10,506,388
Sanderson Farms, Inc.	37,773	4,377,513

Total Consumer Staples		14,883,901
Energy - 1.1%
Ovintiv, Inc.	173,441	1,656,361
Health Care - 4.1%
Hill-Rom Holdings, Inc.	59,433	6,524,555
Industrials - 40.1%
Aegion Corp.*	238,229	3,780,694
AGCO Corp.	147,125	8,159,552
The Brink's Co.	210,352	9,573,119
Clean Harbors, Inc.*	99,171	5,948,277
Crane Co.	107,019	6,363,350
Dycom Industries, Inc.*,1	228,168	9,329,790
Enerpac Tool Group Corp.	255,980	4,505,248
The Timken Co.	189,148	8,604,343
Trinity Industries, Inc.[1]	318,483	6,780,503

Total Industrials		63,044,876
Information Technology - 8.3%
Belden, Inc.	201,795	6,568,427
Broadridge Financial Solutions, Inc.	48,630	6,136,620
	Shares	Value

NIC, Inc.	18,920	$434,403

Total Information Technology		13,139,450
Materials - 7.5%
Ingevity Corp.*	16,080	845,326
Koppers Holdings, Inc.*	290,342	5,470,043
Stepan Co.	56,502	5,486,344

Total Materials		11,801,713

Total Common Stocks (Cost $140,641,426)		143,968,861

Principal Amount
Short-Term Investments - 8.2%
Joint Repurchase Agreements - 0.0%[2]
Citibank N.A., dated 06/30/20, due 07/01/20, 0.070% total to be received $42,550 (collateralized by various U.S. Treasuries, 0.000% - 7.875%, 09/17/20 - 02/15/47, totaling $43,401)	$42,550	42,550

	Shares
Other Investment Companies - 8.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[3]	4,254,233	4,254,233
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[3]	4,254,233	4,254,233
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[3]	4,383,149	4,383,149

Total Other Investment Companies		12,891,615

Total Short-Term Investments (Cost $12,934,165)		12,934,165
Total Investments - 99.7% (Cost $153,575,591)		156,903,026
Other Assets, less Liabilities - 0.3%		490,014
Net Assets - 100.0%		$157,393,040

*	Non-income producing security.
[1]	Some of these securities, amounting to $10,816,589 or 6.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$143,968,861	—	—	$143,968,861
Short-Term Investments
Joint Repurchase Agreements	—	$42,550	—	42,550
Other Investment Companies	12,891,615	—	—	12,891,615
Total Investments in Securities	$156,860,476	$42,550	—	$156,903,026

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended June 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at June 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,816,589	$42,550	$10,975,693	$11,018,243
The following table summarizes the securities received as collateral for securities lending at June 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	07/09/20-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.